Voya Index Solution 2070 Portfolio Annual Fund Operating Expenses - Class ADV I S S2 Shares [Member] - Voya Index Solution 2070 Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2026
Class ADV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.79%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	1.65%
Fee Waiver or Reimbursement	(0.98%)
Net Expenses (as a percentage of Assets)	0.67%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.79%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.98%)
Net Expenses (as a percentage of Assets)	0.17%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.79%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement	(0.98%)
Net Expenses (as a percentage of Assets)	0.42%
Class S2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses (as a percentage of Assets):	0.79%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	1.55%
Fee Waiver or Reimbursement	(0.98%)
Net Expenses (as a percentage of Assets)	0.57%